Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes, discount	$ 0	$ 35,525
Convertible preferred stock - shares authorized	2,000,000	2,000,000
Convertible preferred stock - shares issued	88,235
Convertible preferred stock - shares outstanding	88,235
Common stock par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000,000	20,000,000,000
Common stock, shares issued	5,397,942,946	5,197,821,885
Common stock, shares outstanding	5,397,942,946	5,197,821,885
Treasury stock shares	100,000	100,000
Class D Voting Preferred Stock [Member]
Convertible preferred stock - par value	$ 0.01	$ 0.01
Convertible preferred stock - shares authorized	100,000	100,000
Convertible preferred stock - shares issued	88,235	88,235
Convertible preferred stock - shares outstanding	88,235	88,235